Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations	The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	(174,944,484)	31,118,886	(252,823,772)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	44,938,990	53,244,500	58,885,071
Basic earnings (loss) per share	(3.89)	0.58	(4.29)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	(174,944,484)	31,118,886	(252,823,772)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	44,938,990	53,244,500	58,885,071
Adjusted for:
- incremental shares issuable related to options issued	—	63,105	—
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	44,938,990	53,307,605	58,885,071
Diluted earnings (loss) per share	(3.89)	0.58	(4.29)